CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Net sales	$ 5,150	$ 7,068	$ 10,143	$ 13,074
Finance, interest and other income	428	499	896	950
Total Revenues	5,578	7,567	11,039	14,024
Costs and Expenses
Cost of goods sold	5,114	5,751	9,528	10,717
Selling, general and administrative expenses	484	555	1,010	1,094
Research and development expenses	203	273	417	517
Restructuring expenses	7	28	12	36
Interest expense	170	195	351	378
Goodwill impairment charge	585	0	585	0
Other, net	(1,295)	211	(1,098)	379
Total Costs and Expenses	5,268	7,013	10,805	13,121
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	310	554	234	903
Income tax (expense) benefit	40	(135)	63	(225)
Equity in income of unconsolidated subsidiaries and affiliates	11	8	10	13
Net income	361	427	307	691
Net income attributable to noncontrolling interests	11	13	22	20
Net income attributable to CNH Industrial N.V.	$ 350	$ 414	$ 285	$ 671
Earnings per share attributable to common shareholders
Basic (in usd per share)	$ 0.26	$ 0.31	$ 0.21	$ 0.50
Diluted (in usd per share)	0.26	0.31	0.21	0.5
Cash dividends declared per common share (in usd per share)	$ 0	$ 0.203	$ 0	$ 0.203